Acquisitions, Investments and Disposals - Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified							12 Months Ended			12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 09, 2010 Toplofikatsia Rousse (TPP Rousse) [Member]	Dec. 31, 2012 Donetsk Electrometallurgical Plant (DEMP) [Member]	Dec. 31, 2011 Donetsk Electrometallurgical Plant (DEMP) [Member]	Dec. 22, 2011 Donetsk Electrometallurgical Plant (DEMP) [Member] Provisional basis [Member]	Dec. 22, 2011 Donetsk Electrometallurgical Plant (DEMP) [Member] Adjustments [Member]	Dec. 22, 2011 Donetsk Electrometallurgical Plant (DEMP) [Member] Final basis [Member]
Cash and cash equivalents	$ 294,958		$ 642,648				$ 1,735			$ 480		$ 480
Other current assets	32,938		28,734				10,934			230,402		230,402
Property, plant and equipment	7,798,839	[1]	7,049,625	[1]			50,491	80,342	90,153	233,101	21,723	254,824
Intangible assets							28,921
Other non-current assets	183,566	[2]	203,745	[2]			154			1,457		1,457
Current liabilities	(3,756,519)		(4,739,217)				(29,414)			(210,699)		(210,699)
Non-current liabilities							(3,575)			(24,801)		(24,801)
Deferred income taxes							(3,436)			(31,692)	(3,564)	(35,256)
Fair value of net assets acquired							55,810			198,248	18,159	216,407
Goodwill	798,847	[3]	1,049,514	[3]	884,199	894,374	85,232			223,681	(18,159)	205,522
Total investment							$ 141,042			$ 421,929		$ 421,929

[1]	See Note 10
[2]	See Note 12
[3]	See Note 3(h)